Annual Total Returns (dei_DocumentInformationDocumentAxis, (Portfolio Series Fixed Income Allocation Fund))	0 Months Ended
May 30, 2012
(Portfolio Series Fixed Income Allocation Fund)
Bar Chart Table:
Annual Return 2008	(27.50%)
Annual Return 2009	13.53%
Annual Return 2010	9.85%
Annual Return 2011	4.58%